Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 2,691,811	$ 5,173,982	$ 5,256,973	$ 7,127,328	$ 15,781,319	$ 12,523,432
Cost of revenues	1,721,189	4,004,936	3,374,570	5,368,655	11,403,474	7,523,669
Gross profit	970,622	1,169,046	1,882,403	1,758,673	4,377,845	4,990,763
Operating expenses:
Selling, general and administrative	5,941,652	2,377,853	17,602,532	5,567,516	12,280,192	14,085,195
Gain on change in fair value of earnout liability						(520,000)
Impairment of goodwill						4,443,000
Total operating expenses					12,280,192	18,008,195
Operating loss	(4,971,030)	(1,208,807)	(15,720,129)	(3,808,843)	(7,902,347)	(13,017,432)
Other income (expense):
Rental income	28,703	25,703	54,407	51,407	102,815	102,815
Interest expense	(2,715,481)	(847,154)	(15,410,414)	(1,571,111)	(3,378,131)	(1,299,153)
Loss on issuance of warrants	(133,699,181)		(208,855,715)
Change in fair value of warrant liability	(37,154,989)		(773,447)
Change in fair value of short-term investments	(52,000)		(122,000)		(22,000)
Loss on disposal of interest in joint venture	(301,645)		(301,645)
Gain on divestiture					4,911,760
Other income						3,054
Total other income (expense)	(173,894,593)	(821,451)	(225,408,814)	(1,519,704)	1,614,444	(1,193,284)
Loss before income taxes	(178,865,623)	(2,030,258)	(241,128,943)	(5,328,547)	(6,287,903)	(14,210,716)
Income tax expense (benefit)					19,197	(22,373)
Net loss from continuing operations	(178,865,623)	(2,030,258)	(241,128,943)	(5,328,547)	(6,307,100)	(14,188,343)
Net loss attributable to noncontrolling interests	22,543	22,241	50,577	22,241	(554,382)	(1,269,274)
Net loss attributable to Vinco Ventures, Inc. from continuing operations	(178,888,166)	(2,052,499)	(241,179,520)	(5,350,788)	(5,752,718)	(12,919,069)
Loss from discontinued operations before income taxes	(4,780,580)	428,119	(4,958,780)	4,995,900	(629,692)	(7,811)
Provision for income taxes for discontinued operations					12,940	2,826
Net loss from discontinued operations					(642,632)	(10,637)
Gain on divestiture from discontinued operations					1,241,914
Income from discontinued operations					599,282
Net loss attributable to Vinco Ventures, Inc.	$ (183,668,746)	$ (1,624,380)	$ (246,138,300)	$ (354,888)	$ (5,153,436)	$ (12,929,706)
Net loss per share – basic and diluted:
Net loss per share – continuing operations					$ (0.55)	$ (2.14)
Net loss per share – discontinued operations					(0.06)	(0.01)
Net loss per share – gain on divestiture from discontinued operations					0.12
Income (loss) per share – discontinued operations					0.06	(0.01)
Net (loss) income per share - basic	$ (5.13)	$ (0.18)	$ (8.95)	$ (0.04)
Net (loss) income per share - diluted	$ (5.13)	$ (0.18)	$ (8.95)	$ (0.04)
Net loss per share					$ (0.49)	$ (2.15)
Weighted average number of common shares outstanding – basic and diluted	35,831,466	8,920,554	27,489,580	8,551,012	10,514,010	6,026,049
Total operating expenses					$ 12,280,192	$ 18,008,195